COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jul. 31, 2018	Jun. 30, 2018
Operating Leased Assets [Line Items]
Bank guarantees		$ 45,163		$ 74,116
Project guarantees						$ 29,100
Down payment receivables					$ 29,100
Income from OCS grants		375	$ 541
Damages sought by plaintiff		$ 75,000
Paycheck Protection Program Loan [Member]
Operating Leased Assets [Line Items]
Loan proceeds	$ 979
Interest rate	1.00%
Monthly payment amount	$ 60
Maturity date	May 31, 2022